Investments (Valuation Allowance Rollforward by Portfolio Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	$ 305	$ 322	$ 347
Provision (release)	48	12	(13)
Charge-offs, net of recoveries	(35)	(29)	(12)
Ending Balance	318	305	322
Commercial
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	224	258	293
Provision (release)	12	(11)	(35)
Charge-offs, net of recoveries	(19)	(23)	0
Ending Balance	217	224	258
Agricultural
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	39	44	52
Provision (release)	3	(4)	4
Charge-offs, net of recoveries	0	(1)	(12)
Ending Balance	42	39	44
Residential
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	42	20	2
Provision (release)	33	27	18
Charge-offs, net of recoveries	(16)	(5)	0
Ending Balance	$ 59	$ 42	$ 20